Accounts Payable and Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of accounts payables and accrued liabilities

	December 31, 2023	December 31, 2022
Trade payables	$1,082	$2,252
Accrued liabilities	2,490	1,398
	$3,572	$3,650